Earnings per Share - Net Loss Available to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss, basic	$ (30,557)	$ (10,003)	$ (95,334)	$ (26,429)	$ (80,277)	$ (50,850)
Net loss, diluted	$ (30,557)	$ (10,003)	$ (95,334)	$ (26,429)	$ (80,277)	$ (50,850)
Weighted-average shares outstanding, basic (in shares)	33,922,973	33,625,899	33,850,070	33,554,441	33,604,752	31,406,127
Weighted-average shares outstanding, diluted (in shares)	33,922,973	33,625,899	33,850,070	33,554,441	33,604,752	31,406,127
Net loss per share, basic (in dollars per share)	$ (0.90)	$ (0.30)	$ (2.82)	$ (0.79)	$ (2.39)	$ (1.62)
Net loss per share, diluted (in dollars per share)	$ (0.90)	$ (0.30)	$ (2.82)	$ (0.79)	$ (2.39)	$ (1.62)